Intangible Assets and Impairment	6 Months Ended
Jun. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Note 4 — Intangible Assets and Impairment

Intangible assets as of June 30, 2016 and December 31, 2015 consist of the following:

		Non-
	Bad Debt	Compete	Profit Interest
	Guarantee	Agreement	Agreement	Total
Finite-lived intangible assets:
Gross carrying amounts
Balance as of January 1, 2015	$606,498	$1,823,778	$161,644,338	$164,074,614
Foreign currency translation	251	753	66,737	67,741
Balance as of December 31, 2015	606,749	1,824,531	161,711,075	164,142,355
Foreign currency translation	(680)	(2,045)	(181,311)	(184,036)

Balance as of June 30, 2016	606,069	1,822,486	161,529,764	163,958,319

Accumulated amortization
Balance as of January 1, 2015	448,069	501,545	41,156,352	42,105,966
Amortization expense	127,317	176,329	16,065,821	16,369,467
Foreign currency translation	215	248	20,722	21,185
Balance as of December 31, 2015	575,601	678,122	57,242,895	58,496,618
Amortization expense	31,080	87,993	8,017,296	8,136,369
Impairment	-	1,055,923	96,223,594	97,279,517
Foreign currency translation	(612)	448	45,979	45,815

Balance as of June 30, 2016	606,069	1,822,486	161,529,764	163,958,319
Total finite-lived intangible assets	$-	$-	$-	$-

Amortization expense for the three month periods ended June 30, 2016 and 2015 was $4,064,631 and $4,092,683, respectively; and $8,136,369 and $8,183,361 for the six month periods ended June 30, 2016 and 2015, respectively.

During the second quarter of 2016, the Company reassessed the outlook of King’s Gaming, Bao Li Gaming and Oriental VIP room, and evaluated the potential impairment of intangible assets from the acquisitions of King’s Gaming, Bao Li Gaming and Oriental VIP room. The results of operations from the acquired junket agents’ network resources were not consistent with our expectations and forecasts for three months ended June 30, 2016. The continuing significant decline in the rolling chips turnover and profit margin during the six month period in 2016 are reflective of a long-term slowdown in our Macau VIP gaming business. In addition, the Gaming Inspection and Coordination Bureau (“DICJ”) banned the proxy betting effective on May 9, 2016 which resulted in the lower operating results and future expectations. With the expiration of the earnout arrangement with Bao Li Gaming and Oriental VIP room on December 31, 2015 and June 30, 2016, respectively, the responsible officers have less incentive to continue to develop the agent network in Macau and can terminate the employment agreement anytime with the Company by providing one month advanced written notice. The non-compete agreement contains a 10 year restricted period from the termination of the employment agreement, however, the restriction of non-compete activities does not extend to the jurisdictions where the Company does not have business in (e.g. Philippines, Vietnam, Saipan, etc.). Recently, the Company decided to terminate Gaming Representative Agreements and Collaborator Agreement with four Casinos and closed four VIP rooms in the third quarter of 2016 as a cost-cutting measure of the Group (See Note 14).

Based on these triggering events and result of assessments, the Company reviewed its intangible assets for impairment by performing a test of recoverability in accordance with FASB ASC 360. The sum of the estimated undiscounted cash flows were below the carrying value of the intangible assets. The cash flows forecast prepared by the Company included assumptions for revenue, gross margin, operating expenses and discount rate. The Company measured the amount of impairment by which the carrying values of the intangible assets, non-compete agreement and profit interest agreement, exceeded their estimated fair values determined by the estimated future discounted cash flows. The impairment loss of $97,279,517 is recorded as a component of “Expense” included in loss from continuing operations in the second quarter of 2016. The Company categorized this fair value determination as Level 3 (unobservable) in the fair value hierarchy. The Company based its fair value estimates on assumptions it believes to be reasonable but that are unpredictable and inherently uncertain. Actual future results related to assumed variables could differ from these estimates.